Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 413,650,000.00
Previously Paid Amount	45,930.00
Total Fee Amount	61,625.06
Total Offset Amount	0.00
Net Fee	15,695.06
Narrative - Max Aggregate Offering Price	$ 413,650,000.00
Final Prospectus	true